Summary of Principal Accounting Policies - VIEs (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥)
Variable interest entity
Amount due from related parties	$ 1,854,272				¥ 12,064,450		¥ 39,258,288
Investments	5,556,183				36,150,192		37,264,623
Maximum exposure to loss in non-consolidated VIEs	7,410,455				48,214,642		76,522,911
Cash and cash equivalents	234,815,067			¥ 795,497,163	1,527,777,270	$ 172,627,477	1,123,166,156	¥ 193,098,712
Short-term investments	3,566,330				23,203,612		25,210,000
Accounts receivable (net of allowance for doubtful accounts)	8,224,734				53,512,590		52,111,944
Other receivables	3,533,385				22,989,264		71,064,287
Amounts due from related parties	41,307,665				268,760,059		133,560,483
Deferred tax assets- current							55,791,373
Other current assets	1,886,818				12,276,204		12,551,186
Long-term investments	7,754,023				50,450,000		70,450,000
Investment in affiliates	27,960,986				181,922,556		85,830,444
Property and equipment, net	6,909,773				44,957,054		37,199,812
Other non-current assets	4,988,946				32,459,581		14,238,686
Deferred tax assets- non-current	11,036,540				71,807,042		8,494,738
Total Assets	403,622,302				2,626,087,778		2,128,054,419
Accrued payroll and welfare expenses	32,694,202				212,718,285		101,864,007
Income tax payable	27,546,344				179,224,777		138,131,812
Other tax payable	8,810,720				57,325,185		58,189,283
Dividend payable							10,160,503
Deferred revenue - current from related parties	26,366,233				171,546,620		121,644,250
Deferred revenues - current	2,754,522				17,921,745		36,432,195
Amounts due to related parties-current	4,195,136				27,294,813		6,118,678
Other current liabilities	4,909,362				31,941,785		10,397,008
Non-current uncertain tax position liabilities							5,938,816
Deferred revenue - non-current from related parties	9,670,240				62,917,485		75,413,617
Deferred revenue - non-current	1,016,233				6,611,915		5,677,905
Total Liabilities	118,688,007				772,219,777		579,783,669
Net revenues	262,232,240	¥ 1,706,161,622	¥ 1,127,710,444	595,009,277
Operating cost and expenses	181,761,337	1,182,593,788	832,905,436	391,128,371
Cash flows generated from operating activities:	94,912,172	617,527,056	188,263,729	369,053,507
Cash flows generated from (used in) investing activities:	(11,380,044)	(74,041,982)	1,878,091	(75,307,251)
Cash flows generated from (used in) financing activities:	(18,620,053)	(121,147,657)	114,406,429	293,994,196
Changes in the group's ownership interest
Net income attributable to ordinary shareholders - diluted	62,937,796	409,492,179	207,583,868	153,476,506
Transfers from the noncontrolling interest	2,261,894	14,716,560
Change from net income attributable to Jupai and transfers from noncontrolling interest	65,199,690	424,208,739	207,583,868	153,476,506
Consolidated VIE and VIE's subsidiaries
Variable interest entity
Cash and cash equivalents	106,165,764				690,746,313		590,606,072
Short-term investments	1,291,612				8,403,612		5,210,000
Accounts receivable (net of allowance for doubtful accounts)	3,307,318				21,518,406		2,217,032
Other receivables	821,845				5,347,169		17,115,966
Amounts due from related parties	17,164,577				111,677,886		18,600,587
Deferred tax assets- current							54,514,909
Other current assets	696,308				4,530,389		4,799,791
Long-term investments	7,754,023				50,450,000		50,450,000
Investment in affiliates	22,491,356				146,335,509		65,324,060
Property and equipment, net	889,758				5,789,030		9,270,856
Intangible assets, net	3,708,092				24,125,958
Other non-current assets	1,174,972				7,644,721		1,159,664
Deferred tax assets- non-current	9,561,080				62,207,252		3,818,230
Total Assets	175,026,705				1,138,776,245		823,087,167
Accrued payroll and welfare expenses	2,645,424				17,211,922		13,202,322
Income tax payable	1,781,300				11,589,669		88,720,024
Other tax payable	2,019,149				13,137,192		30,650,996
Dividend payable							10,160,503
Deferred revenue - current from related parties	23,467,727				152,688,070		117,167,110
Deferred revenues - current	2,557,476				16,639,706		36,098,862
Amounts due to related parties-current	307,394				2,000,000		1,435,700
Other current liabilities	994,108				6,467,967		1,737,863
Non-current uncertain tax position liabilities							5,938,816
Deferred revenue - non-current from related parties	8,963,584				58,319,769		74,798,150
Deferred revenue - non-current	834,045				5,426,548		5,583,565
Total Liabilities	43,570,207				¥ 283,480,843		¥ 385,493,911
Net revenues	96,370,660	627,016,422	732,980,901	240,154,536
Third party	16,697,721	108,640,382	98,500,261	80,417,496
Related party	79,672,939	518,376,040	634,480,640	159,737,040
Operating cost and expenses	62,263,324	405,103,864	403,582,170	166,671,341
Net income attributable to Jupai shareholders	34,520,898	224,603,316	131,718,076	49,097,295
Cash flows generated from operating activities:	26,853,802	174,718,889	277,276,364	231,200,063
Cash flows generated from (used in) investing activities:	(8,979,934)	(58,426,145)	15,580,919	(30,079,891)
Cash flows generated from (used in) financing activities:	(2,482,594)	(16,152,503)	¥ 775,000	¥ (1,080,093)
UP Capital
Changes in the group's ownership interest
Increase in Jupai's paid-in-capital for purchase shares	$ 216,887	¥ 1,411,129
Shanghai Jupai
Variable interest entity
Notice period for termination of voting rights proxy agreement with VIE	30 days	30 days
Changes in the group's ownership interest
Increase in Jupai's paid-in-capital for purchase shares	$ 2,045,007	¥ 13,305,431
Shanghai E-Cheng
Variable interest entity
Voting right proxy agreement (in years)	20 years	20 years
Extension term of agreement (in years)	1 year	1 year
Term of loan agreement (in years)	20 years	20 years